Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Investment Trust
Entity Central Index Key	0000744822
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Advisor Global Commodity Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class A
Trading Symbol	FFGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 65	1.11%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.11%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity Advisor Sustainable International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class A
Trading Symbol	FSQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity SAI Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable International Equity Fund
Class Name	Fidelity® SAI Sustainable International Equity Fund
Trading Symbol	FSSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 159,861,268
Holdings Count | shares	86
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$159,861,268
Number of Holdings	86
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.4 Industrials 22.4 Information Technology 15.3 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Communication Services 2.4 Consumer Staples 2.2 Energy 0.9 Real Estate 0.8 Common Stocks 96.2 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.2 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 Japan 21.6 United Kingdom 13.5 Netherlands 10.7 United States 8.9 Spain 4.7 Germany 4.6 Taiwan 4.5 Sweden 4.5 France 3.7 Others 23.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.6 United Kingdom - 13.5 Netherlands - 10.7 United States - 8.9 Spain - 4.7 Germany - 4.6 Taiwan - 4.5 Sweden - 4.5 France - 3.7 Others - 23.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.1 Astrazeneca PLC 3.5 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.0 30.5
Fidelity Series International Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Value Fund
Class Name	Fidelity® Series International Value Fund
Trading Symbol	FINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,578,246,537
Holdings Count | shares	107
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$17,578,246,537
Number of Holdings	107
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 38.1 Industrials 14.6 Materials 10.8 Energy 7.5 Health Care 7.1 Consumer Staples 4.8 Consumer Discretionary 4.7 Utilities 3.7 Information Technology 3.0 Communication Services 2.5 Real Estate 0.8 Common Stocks 97.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 20.6 United Kingdom 17.1 United States 13.2 Germany 10.9 France 8.9 Italy 4.8 Spain 4.8 Australia 3.9 Switzerland 2.7 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.6 United Kingdom - 17.1 United States - 13.2 Germany - 10.9 France - 8.9 Italy - 4.8 Spain - 4.8 Australia - 3.9 Switzerland - 2.7 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 3.8 Mitsubishi UFJ Financial Group Inc 3.0 Shell PLC ADR 2.9 Sumitomo Mitsui Financial Group Inc 2.5 Lloyds Banking Group PLC 2.3 Roche Holding AG 2.3 HSBC Holdings PLC 2.1 British American Tobacco PLC 2.1 Toyota Motor Corp 1.9 Rio Tinto PLC 1.9 24.8
Fidelity Series International Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Growth Fund
Class Name	Fidelity® Series International Growth Fund
Trading Symbol	FIGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,617,957,974
Holdings Count | shares	60
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$17,617,957,974
Number of Holdings	60
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 41.8 Information Technology 22.6 Materials 12.3 Health Care 7.3 Consumer Discretionary 7.0 Financials 5.8 Communication Services 0.9 Consumer Staples 0.8 Common Stocks 98.2 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 22.4 Japan 13.6 France 12.3 United Kingdom 11.8 Netherlands 9.6 Sweden 9.0 Switzerland 6.3 Taiwan 5.2 Germany 2.4 Others 7.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 22.4 Japan - 13.6 France - 12.3 United Kingdom - 11.8 Netherlands - 9.6 Sweden - 9.0 Switzerland - 6.3 Taiwan - 5.2 Germany - 2.4 Others - 7.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 8.3 Taiwan Semiconductor Manufacturing Co Ltd 5.2 Schneider Electric SE 3.7 CRH PLC 3.7 Safran SA 3.4 BAE Systems PLC 3.3 GE Vernova Inc 3.2 Rolls-Royce Holdings PLC 3.1 Airbus SE 3.0 Mitsubishi Heavy Industries Ltd 3.0 39.9
Fidelity Series Emerging Markets Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Opportunities Fund
Class Name	Fidelity® Series Emerging Markets Opportunities Fund
Trading Symbol	FEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 31,597,284,986
Holdings Count | shares	247
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$31,597,284,986
Number of Holdings	247
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.0 Financials 18.7 Consumer Discretionary 9.5 Industrials 7.1 Communication Services 7.0 Materials 6.4 Energy 3.5 Consumer Staples 2.9 Health Care 2.4 Utilities 2.0 Real Estate 0.9 Common Stocks 96.4 Preferred Stocks 1.0 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Taiwan 24.8 China 23.2 Korea (South) 17.9 India 9.8 Brazil 5.4 South Africa 3.6 United States 3.4 Saudi Arabia 2.2 Mexico 2.2 Others 7.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.8 China - 23.2 Korea (South) - 17.9 India - 9.8 Brazil - 5.4 South Africa - 3.6 United States - 3.4 Saudi Arabia - 2.2 Mexico - 2.2 Others - 7.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 17.6 Samsung Electronics Co Ltd 7.4 SK Hynix Inc 5.4 Tencent Holdings Ltd 3.9 Alibaba Group Holding Ltd 2.6 China Construction Bank Corp H Shares 2.2 Delta Electronics Inc 1.6 MediaTek Inc 1.2 HDFC Bank Ltd 1.2 Ping An Insurance Group Co of China Ltd H Shares 1.0 44.1
Fidelity SAI International SMA Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International SMA Completion Fund
Class Name	Fidelity® SAI International SMA Completion Fund
Trading Symbol	FISZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,915,144,626
Holdings Count | shares	43
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,915,144,626
Number of Holdings	43
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.2 Information Technology 21.1 Financials 18.0 Health Care 7.8 Materials 7.4 Consumer Discretionary 7.0 Consumer Staples 4.0 Common Stocks 89.4 Preferred Stocks 1.1 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 89.4 Preferred Stocks - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 Japan 28.1 Korea (South) 12.2 United States 9.5 Germany 7.8 Spain 7.0 Italy 6.7 Sweden 5.2 Chile 4.1 Ireland 3.7 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 28.1 Korea (South) - 12.2 United States - 9.5 Germany - 7.8 Spain - 7.0 Italy - 6.7 Sweden - 5.2 Chile - 4.1 Ireland - 3.7 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SK Hynix Inc 7.5 CaixaBank SA 7.0 Renesas Electronics Corp 6.2 Mitsubishi Heavy Industries Ltd 5.5 Samsung Electronics Co Ltd 4.7 Investor AB B Shares 4.7 Antofagasta PLC 4.1 Coca-Cola HBC AG 4.0 Kingspan Group PLC 3.7 ITOCHU Corp 3.1 50.5
Fidelity Sustainable International Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity® Sustainable International Equity Fund
Trading Symbol	FSYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity Advisor Sustainable International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class I
Trading Symbol	FSQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity Advisor Sustainable International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class C
Trading Symbol	FSYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	2.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.05%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® Sustainable Emerging Markets Equity Fund
Trading Symbol	FSYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 69	1.25%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4
Fidelity Series Overseas Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Overseas Fund
Class Name	Fidelity® Series Overseas Fund
Trading Symbol	FSOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 17,590,233,963
Holdings Count | shares	80
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$17,590,233,963
Number of Holdings	80
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 28.0 Financials 23.3 Information Technology 13.5 Health Care 10.2 Materials 9.1 Consumer Staples 5.0 Consumer Discretionary 3.8 Utilities 3.5 Energy 1.8 Communication Services 0.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Japan 20.1 United Kingdom 16.3 United States 13.8 Germany 8.1 France 7.6 Spain 7.6 Netherlands 6.1 Italy 4.2 Taiwan 2.6 Others 13.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.1 United Kingdom - 16.3 United States - 13.8 Germany - 8.1 France - 7.6 Spain - 7.6 Netherlands - 6.1 Italy - 4.2 Taiwan - 2.6 Others - 13.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 Schneider Electric SE 2.9 Banco Santander SA 2.9 Taiwan Semiconductor Manufacturing Co Ltd 2.6 Rolls-Royce Holdings PLC 2.6 Iberdrola SA 2.4 Allianz SE 2.4 Safran SA 2.3 CaixaBank SA 2.3 Roche Holding AG 2.3 27.0
Fidelity Infrastructure Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Infrastructure Fund
Class Name	Fidelity® Infrastructure Fund
Trading Symbol	FNSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Net Assets	$ 161,806,295
Holdings Count | shares	51
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$161,806,295
Number of Holdings	51
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 51.7 Industrials 17.3 Information Technology 16.9 Energy 6.2 Real Estate 2.6 Communication Services 1.4 Common Stocks 96.1 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 82.1 Taiwan 4.8 United Kingdom 4.7 Germany 2.1 Mexico 1.9 Spain 1.8 Canada 1.6 Finland 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.1 Taiwan - 4.8 United Kingdom - 4.7 Germany - 2.1 Mexico - 1.9 Spain - 1.8 Canada - 1.6 Finland - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NRG Energy Inc 7.0 NVIDIA Corp 6.5 NextEra Energy Inc 5.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.8 Vistra Corp 4.6 American Electric Power Co Inc 4.1 Constellation Energy Corp 4.0 National Grid PLC 3.1 Sempra 2.9 Entergy Corp 2.8 45.3
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z
Trading Symbol	FSZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4
Fidelity Series Sustainable Non-U.S. Developed Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Class Name	Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Trading Symbol	FNDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 35,191,870
Holdings Count | shares	366
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$35,191,870
Number of Holdings	366
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.7 Industrials 22.3 Information Technology 12.1 Materials 8.1 Health Care 6.4 Consumer Discretionary 5.8 Energy 5.0 Consumer Staples 3.4 Utilities 1.9 Communication Services 1.8 Real Estate 1.1 Common Stocks 93.6 Short-Term Investments and Net Other Assets (Liabilities) 6.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.4 United States 16.3 Japan 16.1 Canada 13.7 United Kingdom 11.9 France 5.7 Germany 5.4 Netherlands 4.5 Spain 3.7 Switzerland 3.7 Others 19.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 16.3 Japan - 16.1 Canada - 13.7 United Kingdom - 11.9 France - 5.7 Germany - 5.4 Netherlands - 4.5 Spain - 3.7 Switzerland - 3.7 Others - 19.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 3.1 CRH PLC 2.0 Schneider Electric SE 1.7 BAE Systems PLC 1.7 Taiwan Semiconductor Manufacturing Co Ltd 1.7 Mitsubishi Heavy Industries Ltd 1.3 KBC Group NV 1.3 Franco-Nevada Corp 1.3 Banco Santander SA 1.3 National Bank of Canada 1.2 16.6
Fidelity Advisor Sustainable International Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class Z
Trading Symbol	FSQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity Advisor Global Commodity Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class Z
Trading Symbol	FIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.74%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.74%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity SAI Sustainable Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Class Name	Fidelity® SAI Sustainable Emerging Markets Equity Fund
Trading Symbol	FSSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Net Assets	$ 121,975,188
Holdings Count | shares	133
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$121,975,188
Number of Holdings	133
Portfolio Turnover	109%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.3 Financials 18.5 Consumer Discretionary 10.3 Industrials 9.7 Communication Services 5.6 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 92.0 International Equity Funds 2.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.0 International Equity Funds - 2.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.4 China 26.1 Taiwan 24.2 Korea (South) 16.1 United States 8.4 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.2 Australia 1.6 Others 8.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.1 Taiwan - 24.2 Korea (South) - 16.1 United States - 8.4 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.2 Australia - 1.6 Others - 8.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.4 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.8 iShares ESG Aware MSCI EM ETF 2.6 China Construction Bank Corp H Shares 2.2 Anglogold Ashanti Plc 1.6 Bizlink Holding Inc 1.5 42.8
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M
Trading Symbol	FSYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	1.75%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.75%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4
Fidelity Advisor Global Commodity Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class M
Trading Symbol	FFGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.36%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.36%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity Series Sustainable Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Sustainable Emerging Markets Fund
Class Name	Fidelity® Series Sustainable Emerging Markets Fund
Trading Symbol	FEMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 21,355,706
Holdings Count | shares	207
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$21,355,706
Number of Holdings	207
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.2 Financials 21.4 Consumer Discretionary 8.7 Communication Services 6.0 Industrials 5.8 Materials 3.5 Health Care 2.7 Consumer Staples 2.6 Energy 2.2 Utilities 1.6 Real Estate 0.8 Common Stocks 90.3 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 9.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 90.3 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 9.5 Taiwan 23.1 China 20.8 Korea (South) 17.7 United States 10.2 India 7.9 Brazil 5.0 South Africa 3.5 Mexico 2.3 Saudi Arabia 1.7 Others 7.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 23.1 China - 20.8 Korea (South) - 17.7 United States - 10.2 India - 7.9 Brazil - 5.0 South Africa - 3.5 Mexico - 2.3 Saudi Arabia - 1.7 Others - 7.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 16.3 Samsung Electronics Co Ltd 7.0 SK Hynix Inc 5.3 Tencent Holdings Ltd 3.5 China Construction Bank Corp H Shares 2.4 Alibaba Group Holding Ltd 2.1 Delta Electronics Inc 2.0 HDFC Bank Ltd 1.4 Ping An Insurance Group Co of China Ltd H Shares 1.2 MediaTek Inc 1.1 42.3
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I
Trading Symbol	FSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A
Trading Symbol	FSWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	1.50%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.50%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4
Fidelity Series International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Small Cap Fund
Class Name	Fidelity® Series International Small Cap Fund
Trading Symbol	FSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%
Net Assets	$ 3,215,599,940
Holdings Count | shares	202
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,215,599,940
Number of Holdings	202
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 34.6 Information Technology 14.9 Consumer Discretionary 14.3 Financials 9.9 Materials 7.3 Consumer Staples 4.0 Real Estate 3.8 Health Care 3.7 Energy 2.7 Communication Services 1.9 Utilities 0.2 Common Stocks 97.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.7 Japan 28.6 United Kingdom 16.9 Sweden 11.3 Netherlands 6.0 United States 5.9 Canada 3.8 France 3.8 Italy 3.2 Australia 3.1 Others 17.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 28.6 United Kingdom - 16.9 Sweden - 11.3 Netherlands - 6.0 United States - 5.9 Canada - 3.8 France - 3.8 Italy - 3.2 Australia - 3.1 Others - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lagercrantz Group AB B Shares 3.3 AddTech AB B Shares 3.0 Games Workshop Group PLC 3.0 BE Semiconductor Industries NV 2.5 Aalberts NV 2.4 KBC Ancora 2.4 Interpump Group SpA 2.3 Azbil Corp 2.3 Howden Joinery Group PLC 2.1 InterContinental Hotels Group PLC ADR 1.9 25.2
Fidelity Advisor Global Commodity Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class C
Trading Symbol	FCGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 108	1.86%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.86%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity Series Select International Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Select International Small Cap Fund
Class Name	Fidelity® Series Select International Small Cap Fund
Trading Symbol	FSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 279,392,250
Holdings Count | shares	191
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$279,392,250
Number of Holdings	191
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.9 Materials 13.0 Financials 12.7 Consumer Discretionary 10.9 Information Technology 9.8 Real Estate 7.8 Health Care 6.0 Energy 4.6 Consumer Staples 4.4 Communication Services 4.1 Utilities 1.8 Common Stocks 97.7 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 38.3 United Kingdom 12.0 Australia 7.5 Spain 4.9 Sweden 4.2 France 3.6 Germany 3.5 Italy 3.2 Israel 3.2 Others 19.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 38.3 United Kingdom - 12.0 Australia - 7.5 Spain - 4.9 Sweden - 4.2 France - 3.6 Germany - 3.5 Italy - 3.2 Israel - 3.2 Others - 19.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Nova Ltd (Israel) 1.3 Hokuhoku Financial Group Inc 1.3 Resonac Holdings Corp 1.3 Zegona Communications plc 1.2 AT&S Austria Technologie & Systemtechnik AG 1.2 Bezeq The Israeli Telecommunication Corp Ltd 1.1 SWCC Corp 1.1 Suruga Bank Ltd 1.0 Vallourec SACA 1.0 Bankinter SA 1.0 11.5
Fidelity Advisor Global Commodity Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity Advisor® Global Commodity Stock Fund Class I
Trading Symbol	FFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.86%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.86%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity Advisor Sustainable International Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable International Equity Fund
Class Name	Fidelity Advisor® Sustainable International Equity Fund Class M
Trading Symbol	FSYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
Net Assets	$ 25,966,127
Holdings Count | shares	86
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$25,966,127
Number of Holdings	86
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 28.3 Industrials 22.6 Information Technology 15.4 Health Care 9.4 Consumer Discretionary 5.8 Utilities 5.4 Materials 3.2 Consumer Staples 2.4 Communication Services 2.4 Energy 0.9 Real Estate 0.8 Common Stocks 96.6 Short-Term Investments and Net Other Assets (Liabilities) 3.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.6 Short-Term Investments and Net Other Assets (Liabilities) - 3.4 Japan 21.7 United Kingdom 13.7 Netherlands 10.7 United States 8.5 Spain 4.7 Taiwan 4.6 Germany 4.6 Sweden 4.4 France 3.7 Others 23.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.7 United Kingdom - 13.7 Netherlands - 10.7 United States - 8.5 Spain - 4.7 Taiwan - 4.6 Germany - 4.6 Sweden - 4.4 France - 3.7 Others - 23.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.8 Taiwan Semiconductor Manufacturing Co Ltd 4.2 Astrazeneca PLC 3.6 ITOCHU Corp 3.5 Schneider Electric SE 3.0 ING Groep NV 2.8 Koninklijke KPN NV 2.4 Sumitomo Mitsui Financial Group Inc 2.3 ORIX Corp 2.1 Hitachi Ltd 2.1 30.8
Fidelity Series Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Emerging Markets Fund
Class Name	Fidelity® Series Emerging Markets Fund
Trading Symbol	FHKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 7,879,066,995
Holdings Count | shares	144
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,879,066,995
Number of Holdings	144
Portfolio Turnover	97%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.7 Financials 18.1 Industrials 8.8 Consumer Discretionary 8.8 Communication Services 6.1 Materials 5.3 Energy 3.0 Health Care 3.0 Consumer Staples 2.4 Utilities 2.2 Real Estate 0.5 Common Stocks 92.9 International Equity Funds 3.1 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 92.9 International Equity Funds - 3.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 China 23.9 Taiwan 23.6 Korea (South) 17.1 India 8.0 United States 7.4 Brazil 5.0 Mexico 3.0 South Africa 3.0 Saudi Arabia 1.5 Others 7.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 23.9 Taiwan - 23.6 Korea (South) - 17.1 India - 8.0 United States - 7.4 Brazil - 5.0 Mexico - 3.0 South Africa - 3.0 Saudi Arabia - 1.5 Others - 7.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 15.1 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.3 Tencent Holdings Ltd 3.5 iShares Core MSCI Emerging Markets ETF 3.1 Alibaba Group Holding Ltd 2.4 Delta Electronics Inc 2.0 MediaTek Inc 1.5 China Construction Bank Corp H Shares 1.4 Anglogold Ashanti Plc 1.4 41.5
Fidelity Series Canada Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Canada Fund
Class Name	Fidelity® Series Canada Fund
Trading Symbol	FCNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,165,357,934
Holdings Count | shares	70
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$10,165,357,934
Number of Holdings	70
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 31.4 Energy 18.6 Materials 15.7 Industrials 11.7 Consumer Discretionary 7.1 Consumer Staples 7.0 Information Technology 6.8 Communication Services 0.7 Common Stocks 99.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 Canada 90.1 United States 4.4 Brazil 3.3 Chile 1.4 Zambia 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Canada - 90.1 United States - 4.4 Brazil - 3.3 Chile - 1.4 Zambia - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Toronto Dominion Bank 6.1 Canadian Natural Resources Ltd 5.8 Bank of Montreal 5.0 Suncor Energy Inc 4.8 Franco-Nevada Corp 4.7 Royal Bank of Canada 4.7 Canadian Pacific Kansas City Ltd 4.5 Alimentation Couche-Tard Inc 4.1 Shopify Inc Class A 4.1 National Bank of Canada 3.8 47.6
Fidelity Global Commodity Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Commodity Stock Fund
Class Name	Fidelity® Global Commodity Stock Fund
Trading Symbol	FFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 47	0.81%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.81%
Net Assets	$ 1,483,328,707
Holdings Count | shares	59
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,483,328,707
Number of Holdings	59
Portfolio Turnover	65%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Oil, Gas & Consumable Fuels 37.1 Metals & Mining 29.9 Chemicals 15.0 Food Products 11.1 Paper & Forest Products 3.1 Energy Equipment & Services 1.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 54.2 Canada 18.2 Australia 8.5 Brazil 6.0 China 5.1 Finland 2.3 Chile 1.2 United Kingdom 0.9 Norway 0.8 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 54.2 Canada - 18.2 Australia - 8.5 Brazil - 6.0 China - 5.1 Finland - 2.3 Chile - 1.2 United Kingdom - 0.9 Norway - 0.8 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 8.2 Corteva Inc 7.9 Archer-Daniels-Midland Co 5.6 Bunge Global SA 5.5 Nutrien Ltd 4.9 BHP Group Ltd 3.9 Shell PLC 3.6 Chevron Corp 3.0 Imperial Oil Ltd 3.0 ConocoPhillips 2.6 48.2
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Emerging Markets Equity Fund
Class Name	Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C
Trading Symbol	FSYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 123	2.25%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.25%
Net Assets	$ 33,108,664
Holdings Count | shares	132
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$33,108,664
Number of Holdings	132
Portfolio Turnover	145%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.9 Financials 18.3 Consumer Discretionary 10.4 Industrials 9.4 Communication Services 5.5 Materials 4.1 Health Care 3.4 Consumer Staples 1.7 Utilities 1.4 Real Estate 1.1 Energy 0.9 Common Stocks 91.1 International Equity Funds 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 91.1 International Equity Funds - 3.6 Short-Term Investments and Net Other Assets (Liabilities) - 5.3 China 26.0 Taiwan 23.8 Korea (South) 15.9 United States 9.3 India 5.9 Brazil 4.6 South Africa 2.9 Mexico 2.1 Australia 1.6 Others 7.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 26.0 Taiwan - 23.8 Korea (South) - 15.9 United States - 9.3 India - 5.9 Brazil - 4.6 South Africa - 2.9 Mexico - 2.1 Australia - 1.6 Others - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.3 Samsung Electronics Co Ltd 6.8 SK Hynix Inc 4.6 iShares ESG Aware MSCI EM ETF 3.6 Tencent Holdings Ltd 3.4 Alibaba Group Holding Ltd 2.9 Delta Electronics Inc 2.6 China Construction Bank Corp H Shares 2.1 Anglogold Ashanti Plc 1.6 MediaTek Inc 1.5 43.4